UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04719

The GAMCO Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 83.3%

	Aerospace and Defense — 0.2%
150,100	Innovative Solutions & Support Inc.†	$516,344
137,929	Kratos Defense & Security Solutions Inc.†	823,436

		1,339,780

	Agriculture — 0.2%
225	J.G. Boswell Co.	156,375
52,000	Limoneira Co.	879,320

		1,035,695

	Airlines — 0.0%
200,000	AMR Corp.†	70,000
8,000	Pinnacle Airlines Corp.†	6,560

		76,560

	Automotive — 0.4%
26,200	Lithia Motors Inc., Cl. A	572,732
66,500	Sonic Automotive Inc., Cl. A	984,865
100,000	Wabash National Corp.†	784,000

		2,341,597

	Automotive: Parts and Accessories — 3.2%
5,000	China Automotive Systems Inc.†	16,500
105,000	Dana Holding Corp.†	1,275,750
24,000	Federal-Mogul Corp.†	354,000
299,548	Midas Inc.†	2,573,117
136,600	Modine Manufacturing Co.†	1,292,236
22,500	Puradyn Filter Technologies Inc.†	3,375
27,200	Spartan Motors Inc.	130,832
311,536	Standard Motor Products Inc.	6,246,297
158,118	Strattec Security Corp.	3,154,454
90,032	Superior Industries International Inc.	1,489,129
40,000	Tenneco Inc.†	1,191,200
42,000	The Pep Boys - Manny, Moe & Jack	462,000

		18,188,890

	Aviation: Parts and Services — 1.9%
13,500	Astronics Corp.†	483,435
1,350	Astronics Corp., Cl. B†	48,938
82,974	Ducommun Inc.	1,057,919
1,133,800	GenCorp Inc.†	6,031,816
112,000	Kaman Corp.	3,059,840

		10,681,948

	Broadcasting — 2.5%
540,000	Acme Communications Inc.	361,800
545,000	Beasley Broadcast Group Inc., Cl. A† (a)	1,722,200
71,900	Crown Media Holdings Inc., Cl. A†	86,999
5,000	Cumulus Media Inc., Cl. A†	16,700
73,800	Entercom Communications Corp., Cl. A†	453,870
15,000	Equity Media Holdings Corp.†	8
183,963	Fisher Communications Inc.†	5,303,653
924	Granite Broadcasting Corp.† (b)	0
617,500	Gray Television Inc.†	1,000,350
30,832	Gray Television Inc., Cl. A†	42,856
138,604	LIN TV Corp., Cl. A†	586,294
835,000	Media General Inc., Cl. A†	3,398,450
315,132	Salem Communications Corp., Cl. A†	809,889

Shares		Market Value
50,000	Sinclair Broadcast Group Inc., Cl. A	$566,500

		14,349,569

	Building and Construction — 0.6%
582,000	Huttig Building Products Inc.†	302,640
177,400	Material Sciences Corp.†	1,447,584
55,774	MYR Group Inc.†	1,067,514
22,200	The Monarch Cement Co.	513,375

		3,331,113

	Business Services — 4.7%
28,000	ANC Rental Corp.† (b)	3
240,000	Ascent Capital Group Inc., Cl. A†	12,172,800
21,500	Cenveo Inc.†	73,100
103	Chazak Value Corp.† (b)	0
67,600	EDGAR Online Inc.†	27,040
638,389	Edgewater Technology Inc.† (a)	1,755,570
50,000	Fortegra Financial Corp.†	334,000
105,236	GP Strategies Corp.†	1,418,581
16,000	Intermec Inc.†	109,760
329,000	Internap Network Services Corp.†	1,954,260
2,000	Liquidity Services Inc.†	73,800
290,900	Pure Technologies Ltd.†	808,095
183,500	S1 Corp.†	1,756,095
47,595	SearchMedia Holdings Ltd.†	30,937
227,987	Stamps.com Inc.†	5,957,300
14,600	The Dolan Co.†	124,392
166,000	Trans-Lux Corp.†	101,260

		26,696,993

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A† (b)	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0
90,000	Adelphia Recovery Trust†	450
22,500	Outdoor Channel Holdings Inc.	167,850

		168,300

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	521,550

	Commercial Services — 1.3%
1,000	Checkpoint Systems Inc.†	10,940
27,800	ICF International Inc.†	688,884
30,929	KAR Auction Services Inc.†	417,542
20,000	Macquarie Infrastructure Co. LLC	559,000
33,000	McGrath Rentcorp	956,670
30,000	Pendrell Corp.†	76,800
208,375	PRGX Global Inc.†	1,239,831
900,000	Swisher Hygiene Inc.†	3,348,221

		7,297,888

	Communications Equipment — 0.3%
4,900	Communications Systems Inc.	68,894
20,830	Sycamore Networks Inc.†	372,857
265,077	Symmetricom Inc.†	1,428,765
4,000	Technical Communications Corp.	29,600
30,000	ViewCast.com Inc.†	2,430

		1,902,546

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Computer Hardware — 0.0%
50,000	Dot Hill Systems Corp.†	$66,500

	Computer Software and Services — 3.1%
241,000	Callidus Software Inc.†	1,547,220
13,000	Cinedigm Digital Cinema Corp., Cl. A†	17,940
102,538	Computer Task Group Inc.†	1,443,735
60,000	DemandTec Inc.†	790,200
30,204	Dynamics Research Corp.†	342,513
60,000	EarthLink Inc.	386,400
30,000	Emulex Corp.†	205,800
673,000	FalconStor Software Inc.†	1,736,340
446,900	Furmanite Corp.†	2,819,939
1,910	Gemalto NV	92,898
404,237	Global Sources Ltd.†	1,960,549
45,300	GSE Systems Inc.†	88,335
146,300	Guidance Software Inc.†	948,024
320,000	Harris Interactive Inc.†	178,944
437,709	Lionbridge Technologies Inc.†	1,002,354
4,100	Magma Design Automation Inc.†	29,438
108,600	Mercury Computer Systems Inc.†	1,443,294
4,400	MTS Systems Corp.	179,300
115,096	Pervasive Software Inc.†	669,859
38,400	Rimage Corp.	432,000
51,541	Schawk Inc.	577,775
154,831	Tier Technologies Inc.†	675,063
10,000	Trident Microsystems Inc.†	1,800
3,800	Tyler Technologies Inc.†	114,418

		17,684,138

	Consumer Products — 3.7%
210,289	A. T. Cross Co., Cl. A†	2,372,060
18,000	Adams Golf Inc.†	110,160
2,000	Brunswick Corp.	36,120
29,000	Callaway Golf Co.	160,370
200,000	Eastman Kodak Co.†	129,900
57,000	Heelys Inc.†	105,450
4,300	Johnson Outdoors Inc., Cl. A†	66,005
122,376	Kid Brands Inc.†	386,708
15,300	Lakeland Industries Inc.†	141,525
510,015	Marine Products Corp.†	2,529,674
14,500	MarineMax Inc.†	94,540
300	National Presto Industries Inc.	28,080
113,390	Oil-Dri Corp. of America	2,295,014
22,550	PC Group Inc.†	56
900,039	Schiff Nutrition International Inc.†	9,630,417
62,900	Steinway Musical Instruments Inc.†	1,575,016
41,530	Syratech Corp.†	3,518
313,400	The Wet Seal Inc., Cl. A†	1,021,684
125,200	ValueVision Media Inc., Cl. A†	235,376

		20,921,673

	Consumer Services — 0.4%
485,500	1-800-FLOWERS.COM Inc., Cl. A†	1,068,100
33,800	Bowlin Travel Centers Inc.†	46,475
1,100	Collectors Universe Inc.	16,027
150,000	Stewart Enterprises Inc., Cl. A	864,000
3,500	Valassis Communications Inc.†	67,305

		2,061,907

	Diversified Industrial — 8.0%
54,000	American Railcar Industries Inc.†	1,292,220

Shares		Market Value
210,391	Ampco-Pittsburgh Corp.	$4,068,962
150,000	Burnham Holdings Inc., Cl. A (a)	2,025,000
125,197	Chase Corp.	1,740,238
126,300	Columbus McKinnon Corp.†	1,602,747
128,500	FormFactor Inc.†	650,210
49,800	Graham Corp.	1,117,512
261,603	Griffon Corp.	2,388,435
391,600	Handy & Harman Ltd.†	3,876,840
25,000	Haulotte Group SA†	151,750
251,300	Katy Industries Inc.†	86,070
13,564	L.B. Foster Co., Cl. A	383,726
127,003	Lawson Products Inc.	1,959,656
154,849	Lydall Inc.†	1,469,517
55,255	Magnetek Inc.†	475,746
303,900	Myers Industries Inc.	3,750,126
408,525	National Patent Development Corp.†	772,112
202,567	Park-Ohio Holdings Corp.†	3,613,795
2,500	Raven Industries Inc.	154,750
13,700	RWC Inc.†	125,013
356,854	Sevcon Inc.† (a)	1,670,077
83,500	Standex International Corp.	2,853,195
420,300	Techprecision Corp.†	378,270
70,083	Tredegar Corp.	1,557,244
158,968	Twin Disc Inc.	5,773,718
86,107	Vishay Precision Group Inc.†	1,375,990

		45,312,919

	Educational Services — 0.9%
200	Capella Education Co.†	7,210
350,000	Corinthian Colleges Inc.†	759,500
319,119	Universal Technical Institute Inc.†	4,078,341
108,500	Voyager Learning Co., Escrow† (b)	0

		4,845,051

	Electronics — 5.4%
19,000	A123 Systems Inc.†	30,590
37,500	Alliance Semiconductor Corp.†	4,875
400	Analogic Corp.	22,928
2,000	Badger Meter Inc.	58,860
45,451	Ballantyne Strong Inc.†	185,895
107,500	Bel Fuse Inc., Cl. A	2,259,650
1,800	Bel Fuse Inc., Cl. B	33,750
73,950	BTU International Inc.†	192,270
17,139	CSR plc, ADR†	195,899
301,500	CTS Corp.	2,773,800
101,867	Dialight plc	1,105,806
85,949	Electro Scientific Industries Inc.†	1,244,542
46,400	IMAX Corp.†	850,512
233,300	LeCroy Corp.†	1,962,053
52,500	Mesa Laboratories Inc.	2,175,600
75,000	Methode Electronics Inc.	621,750
74,000	MOCON Inc.	1,179,560
69,500	MoSys Inc.†	291,900
63,800	Newport Corp.†	868,318
52,200	Park Electrochemical Corp.	1,337,364
70,000	Pericom Semiconductor Corp.†	532,700
663,271	Pulse Electronics Corp.	1,857,159
78,000	Schmitt Industries Inc.†	249,600
262,200	Stoneridge Inc.†	2,210,346
26,300	Texas Industries Inc.	809,514
134,900	Ultra Clean Holdings†	824,239
229,650	Ultralife Corp.†	923,193
87,800	Ultratech Inc.†	2,157,246

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Electronics (Continued)
209,000	Zygo Corp.†	$3,688,850

		30,648,769

	Energy and Utilities: Alternative Energy — 0.0%
89,590	China Hydroelectric Corp., ADR†	102,133

	Energy and Utilities: Electric — 0.1%
20,000	Central Vermont Public Service Corp.	702,000

	Energy and Utilities: Integrated — 0.4%
400	CH Energy Group Inc.	23,352
295,300	Headwaters Inc.†	655,566
30,000	MGE Energy Inc.	1,403,100
95,200	Progress Energy Inc., CVO†	69,877

		2,151,895

	Energy and Utilities: Natural Gas — 0.9%
22,342	American DG Energy Inc.†	32,396
34,500	Chesapeake Utilities Corp.	1,495,575
80,507	Corning Natural Gas Corp.	1,338,018
39,000	Delta Natural Gas Co. Inc.	1,339,650
95,800	Gastar Exploration Ltd.†	304,644
35,400	RGC Resources Inc.	639,678
20,300	U.S. Energy Corp.†	59,073

		5,209,034

	Energy and Utilities: Oil — 0.8%
194,844	Callon Petroleum Co.†	968,375
60,000	Compass Petroleum Ltd.	97,178
20,000	Flotek Industries Inc.†	199,200
24,690	Gulf Island Fabrication Inc.	721,195
10,900	Mitcham Industries Inc.†	238,056
73,000	RAM Energy Resources Inc.†	228,490
63,600	Tesco Corp.†	803,904
197,600	Triangle Petroleum Corp.†	1,179,672

		4,436,070

	Energy and Utilities: Services — 1.4%
67,620	Archer Ltd.†	182,028
800	Covanta Holding Corp.	10,952
89,300	Dawson Geophysical Co.†	3,530,029
70,000	Layne Christensen Co.†	1,694,000
70,100	Pike Electric Corp.†	504,019
60,000	RPC Inc.	1,095,000
9,500	Subsea 7 SA, ADR†	176,795
10,000	TGC Industries Inc.†	71,400
81,500	Union Drilling Inc.†	508,560

		7,772,783

	Energy and Utilities: Water — 1.1%
6,000	Artesian Resources Corp., Cl. A	112,980
42,174	Cadiz Inc.†	406,136
5,000	California Water Service Group	91,300
65,000	Consolidated Water Co. Ltd.	557,700
45,500	Energy Recovery Inc.†	117,390
11,200	Middlesex Water Co.	208,992
72,260	Pennichuck Corp.	2,083,256
99,300	SJW Corp.	2,347,452
28,500	The York Water Co.	502,740

		6,427,946

Shares		Market Value

	Entertainment — 0.3%
40,500	Canterbury Park Holding Corp.†	$539,055
1,802	Chestnut Hill Ventures† (b)	119,089
237,500	Dover Motorsports Inc.†	247,000
674,641	Entravision Communications Corp.,Cl. A	1,052,440
2,000	LodgeNet Interactive Corp.†	4,780
15,000	Triple Crown Media Inc.† (b)	3

		1,962,367

	Environmental Control — 0.4%
7,500	BioteQ Environmental Technologies Inc.†	1,472
319,800	Casella Waste Systems Inc., Cl. A†	2,046,720
300	Sharps Compliance Corp.†	1,233

		2,049,425

	Equipment and Supplies — 4.7%
1,000	AZZ Inc.	45,440
182,500	Baldwin Technology Co. Inc., Cl. A†	164,451
784,100	Capstone Turbine Corp.†	909,556
96,500	CIRCOR International Inc.	3,407,415
284,549	Core Molding Technologies Inc.†	2,293,465
265,090	Federal Signal Corp.†	1,100,124
308,804	Gerber Scientific Inc., Escrow† (b)	3,088
8,500	Gildemeister AG†	107,261
8,000	GrafTech International Ltd.†	109,200
590,000	Interpump Group SpA	3,966,932
20,000	Maezawa Kyuso Industries Co. Ltd.	274,393
87,500	Met-Pro Corp.	791,000
11,800	Mine Safety Appliances Co.	390,816
17,903	Powell Industries Inc.†	560,006
248,553	SL Industries Inc.† (a)	4,026,559
700	SRS Labs Inc.†	4,025
36,992	The Eastern Co.	743,539
42,363	The Gorman-Rupp Co.	1,150,155
15,000	The Greenbrier Companies Inc.†	364,200
240,594	The L.S. Starrett Co., Cl. A	3,091,633
48,979	Titan Machinery Inc.†	1,064,314
142,000	TransAct Technologies Inc.†	1,030,920
55,500	Vicor Corp.	441,780
27,000	WaterFurnace Renewable Energy Inc.	412,388
500	Watts Water Technologies Inc., Cl. A	17,105

		26,469,765

	Financial Services — 6.8%
49,400	Anchor Bancorp.†	306,280
46,500	BBCN Bancorp Inc.†	439,425
16,100	Berkshire Bancorp Inc.†	114,149
3,900	Berkshire Hills Bancorp Inc.	86,541
75	Burke & Herbert Bank and Trust Co.	215,625
40,000	Capital Financial Holdings Inc.†	2,600
6,791	Capitol Federal Financial Inc.	78,368
29,000	Crazy Woman Creek Bancorp Inc.†	255,055
28,866	Edelman Financial Group Inc.	189,650
433,100	Epoch Holding Corp.	9,627,813
148	Farmers & Merchants Bank of Long Beach	603,100
12,403	Fidelity Southern Corp.	75,410
180,600	Flushing Financial Corp.	2,280,978
10	Guaranty Corp., Cl. A†	382,000
111,710	Hallmark Financial Services†	780,853
6,600	Hampden Bancorp Inc.	77,880
227	Hampton Roads Bankshares Inc.†	622
16,000	Hancock Holding Co.	511,520
39,900	Heritage Financial Group Inc.	443,289
66,137	Hudson Valley Holding Corp.	1,403,427

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Financial Services (Continued)
175,723	JMP Group Inc.	$1,256,419
30,000	Kaiser Federal Financial Group Inc.	384,600
90,843	KKR & Co. LP	1,165,516
148,462	Meadowbrook Insurance Group Inc.	1,585,574
90,000	Medallion Financial Corp.	1,024,200
11,055	New York Community Bancorp Inc.	136,750
28,500	Newport Bancorp Inc.†	358,245
5,697	Northrim BanCorp Inc.	99,754
40,000	Oritani Financial Corp.	510,800
7,300	Provident New York Bancorp	48,472
45,000	Pzena Investment Management Inc., Cl. A	194,850
374,638	Steel Excel Inc.†	8,991,312
116	Sunwest Bank†	306,066
182,909	SWS Group Inc.	1,256,585
10,500	The Ziegler Companies Inc.†	204,068
220	TIB Financial Corp.†	1,973
7,500	Tree.com Inc.†	41,925
55,000	Trustco Bank Corp NY	308,550
44,800	Washington Trust Bancorp Inc.	1,068,928
87,100	Westfield Financial Inc.	641,056
38,100	Wilshire Bancorp Inc.†	138,303
100,000	WisdomTree Investments Inc.†	605,000
30,000	Xenith Bankshares Inc.†	111,900

		38,315,431

	Food and Beverage — 3.3%
2,300	Andrew Peller Ltd., Cl. A	20,996
39,000	Calavo Growers Inc.	1,001,520
158,100	Caribou Coffee Co. Inc.†	2,205,495
35,000	Crumbs Bake Shop Inc.†	140,000
32,000	Feihe International Inc.†	82,880
1,100	Hanover Foods Corp., Cl. A	93,500
60,100	Inventure Foods Inc.†	224,774
2,000	J & J Snack Foods Corp.	106,560
228,300	Lifeway Foods Inc.†	2,200,812
16,800	MGP Ingredients Inc.	84,672
32,000	Peet’s Coffee & Tea Inc.†	2,005,760
7,800	Rock Field Co. Ltd.	129,612
5,000	Scheid Vineyards Inc., Cl. A†	45,000
270,000	Smart Balance Inc.†	1,447,200
158,600	Snyders-Lance Inc.	3,568,500
4,000	Spartan Stores Inc.	74,000
19,800	The Boston Beer Co. Inc., Cl. A†	2,149,488
48,000	The Hain Celestial Group Inc.†	1,759,680
270,000	Tingyi (Cayman Islands) Holding Corp.	820,436
280,000	Vitasoy International Holdings Ltd.	206,216
27,300	Willamette Valley Vineyards Inc.†	81,627

		18,448,728

	Health Care — 8.8%
32,960	Accuray Inc.†	139,421
5,000	Alere Inc.†	115,450
75,000	American Dental Partners Inc.†	1,412,250
2,000	Angeion Corp.†	10,440
30,000	AngioDynamics Inc.†	444,300
12,800	ArthroCare Corp.†	405,504
72,000	Bio-Reference Laboratories Inc.†	1,171,440
347,411	BioLase Technology Inc.†	892,846
10,000	Boiron SA	259,108
1,000	Bruker Corp.†	12,420
263,426	Cantel Medical Corp.	7,357,488

Shares		Market Value
15,000	Cardica Inc.†	$32,250
105,000	CardioNet Inc.†	248,850
3,200	Cardiovascular Systems Inc.†	31,520
62,500	Cepheid Inc.†	2,150,625
113,800	Cutera Inc.†	847,810
60,000	Cynosure Inc., Cl. A†	705,600
5,000	DexCom Inc.†	46,550
21,963	DGT Holdings Corp.†	241,154
113,300	Exactech Inc.†	1,866,051
19,870	Heska Corp.†	145,051
73,600	Hooper Holmes Inc.†	44,160
1,300	ICU Medical Inc.†	58,500
10,000	Indevus Pharmaceuticals Inc., Escrow† (b)	11,000
552,900	InfuSystems Holdings Inc.†	879,111
173,500	IntriCon Corp.†	1,082,640
591,045	IRIS International Inc.†	5,526,271
195,597	LeMaitre Vascular Inc.	1,157,934
41,476	Metropolitan Health Networks Inc.†	309,826
88,500	Neogen Corp.†	2,711,640
1,800	NMT Medical Inc.†	2
44,612	Omnicell Inc.†	736,990
50,000	Opko Health Inc.†	245,000
17,500	Orthofix International NV†	616,525
120,000	Pain Therapeutics Inc.†	456,000
210,000	Palomar Medical Technologies Inc.†	1,953,000
1,500	Par Pharmaceutical Companies Inc.†	49,095
10,000	PreMD Inc.†	1
152,561	Quidel Corp.†	2,308,248
446,938	Rochester Medical Corp.†	3,705,116
84,400	RTI Biologics Inc.†	374,736
37,000	Skilled Healthcare Group Inc., Cl. A†	202,020
213,900	Strategic Diagnostics Inc.†	393,576
155,799	SurModics Inc.†	2,284,013
95,000	Syneron Medical Ltd.†	1,051,650
2,000	Targanta Therapeutics Corp., Escrow† (b)	1,280
500	ThermoGenesis Corp.†	355
125,000	Trinity Biotech plc, ADR	1,272,500
82,400	United-Guardian Inc.	1,256,600
4,000	Utah Medical Products Inc.	108,000
139,831	Vascular Solutions Inc.†	1,556,319
28,800	Young Innovations Inc.	853,344

		49,741,580

	Hotels and Gaming — 2.9%
63,540	Churchill Downs Inc.	3,312,340
256,000	Dover Downs Gaming & Entertainment Inc.	547,840
2,500	Florida Gaming Corp.†	7,500
4,000	Gaylord Entertainment Co.†	96,560
304,222	Morgans Hotel Group Co.†	1,794,910
8,500	Multimedia Games Holding Co. Inc.†	67,490
91,500	Pinnacle Entertainment Inc.†	929,640
262,973	Sonesta International Hotels Corp., Cl. A† (a)	8,073,271
111,100	The Marcus Corp.	1,400,971

		16,230,522

	Machinery — 2.0%
68,000	Astec Industries Inc.†	2,190,280
11,000	DXP Enterprises Inc.†	354,200
134,000	Flow International Corp.†	469,000
143,000	Global Power Equipment Group Inc.†	3,396,250
6,000	Hardinge Inc.	48,300
108,111	Key Technology Inc.†	1,398,956
6,000	Lindsay Corp.	329,340
49,800	Tennant Co.	1,935,726

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Machinery (Continued)
14,800	The Middleby Corp.†	$1,391,792

		11,513,844

	Manufactured Housing and Recreational Vehicles — 0.4%
40,659	Arctic Cat Inc.†	916,860
17,000	Cavco Industries Inc.†	681,020
46,000	Nobility Homes Inc.†	262,660
37,701	Skyline Corp.	163,999
45,000	Winnebago Industries Inc.†	332,100

		2,356,639

	Metals and Mining — 1.1%
87,400	5N Plus Inc.†	440,110
650,000	Alkane Resources Ltd.†	601,661
100,000	Allana Potash Corp.†	81,472
20,000	Camino Minerals Corp.†	2,650
100,000	Duluth Metals Ltd.†	205,153
100,000	La Mancha Resources Inc.†	268,957
177,800	Materion Corp.†	4,316,984
14,700	Shiloh Industries Inc.†	123,186
600,000	Tanami Gold NL†	411,165

		6,451,338

	Paper and Forest Products — 0.1%
8,949	Keweenaw Land Association Ltd.†	693,548

	Publishing — 1.5%
171,300	Belo Corp., Cl. A	1,079,190
143,571	Cambium Learning Group Inc.†	433,584
905,000	Il Sole 24 Ore SpA†	824,591
1,130,000	Journal Communications Inc., Cl. A†	4,972,000
145,000	The E.W. Scripps Co., Cl. A†	1,161,450

		8,470,815

	Real Estate — 1.1%
7,000	Bresler & Reiner Inc.†	5,950
14,100	Capital Properties Inc., Cl. A	117,453
6,000	Capital Properties Inc., Cl. B (b)(c)	49,980
92,000	Cohen & Steers Inc.	2,658,800
86,900	Griffin Land & Nurseries Inc.	2,299,374
1,360	Gyrodyne Co. of America Inc.†	138,250
6,600	Holobeam Inc.†	138,600
129,500	Reading International Inc., Cl. A†	549,080
49,300	Reading International Inc., Cl. B†	266,713
2,508	Royalty LLC† (b)(c)	7,550

		6,231,750

	Restaurants — 2.3%
15,689	Biglari Holdings Inc.†	5,777,317
80,500	Denny’s Corp.†	302,680
134,143	Famous Dave’s of America Inc.†	1,392,404
182,200	Nathan’s Famous Inc.†	3,829,844
52,000	The Cheesecake Factory Inc.†	1,526,200

		12,828,445

	Retail — 2.1%
41,000	Aaron’s Inc.†	1,093,880
72,000	Big 5 Sporting Goods Corp.	751,680
3,000	Casual Male Retail Group Inc.†	10,260

Shares			Market Value
15,000		Charming Shoppes Inc.†	$73,500
270,000		Coldwater Creek Inc.†	318,600
178,300		HOT Topic Inc.	1,178,563
156,200		Ingles Markets Inc., Cl. A	2,352,372
305,071		Krispy Kreme Doughnuts Inc.†	1,995,164
8,300		Lumber Liquidators Holdings Inc.†	146,578
15,800		Movado Group Inc.	287,086
29,565		PetMed Express Inc.	306,885
28,000		Pier 1 Imports Inc.†	390,040
74,300		Rush Enterprises Inc., Cl. A†	1,554,356
57,500		Rush Enterprises Inc., Cl. B†	987,275
34,800		The Bon-Ton Stores Inc.	117,276
330,000		The Great Atlantic & Pacific Tea Co. Inc.†	13,167
20,000		Village Super Market Inc., Cl. A	569,000

			12,145,682

		Semiconductors — 0.9%
339,100		Advanced Analogic Technologies Inc.†	1,959,998
236,160		Cascade Microtech Inc.†	805,306
127,500		Entegris Inc.†	1,112,438
1,319		GSI Group Inc.†	13,493
93,700		IXYS Corp.†	1,014,771
50,000		Rubicon Ltd.†	18,292

			4,924,298

		Specialty Chemicals — 1.7%
11,009		A. Schulman Inc.	233,171
40,000		Chemtura Corp.†	453,600
720,800		Ferro Corp.†	3,524,712
267,226		General Chemical Group Inc.† (a)	3,073
29,000		Hawkins Inc.	1,068,940
1,000		KMG Chemicals Inc.	17,270
1,000		Minerals Technologies Inc.	56,530
270,000		Omnova Solutions Inc.†	1,244,700
200		Quaker Chemical Corp.	7,778
223,000		Zep Inc.	3,117,540

			9,727,314

		Telecommunications — 1.0%
64,200		Atlantic Tele-Network Inc.	2,507,010
220,000		Cincinnati Bell Inc.†	666,600
75		Consolidated Communications Holdings Inc.	1,429
1,000		Electronic Systems Technology Inc.	805
71,600		HickoryTech Corp.	793,328
80		Horizon Telecom Inc., Cl. A	6,880
350		Horizon Telecom Inc., Cl. B	20,300
56,100		New ULM Telecom Inc.	392,700
400		North State Telecommunications Corp., Cl. A	34,000
500	(d)	Otelco Inc., IDS	6,935
7,788		Preformed Line Products Co.	464,632
18,500		Shenandoah Telecommunications Co.	193,880
500		SureWest Communications	6,015
34,700		TeleCommunication Systems Inc., Cl. A†	81,545
17,875		Windstream Corp.	209,853

			5,385,912

		Transportation — 0.3%
8,200		PHI Inc.†	191,142
88,355		Providence and Worcester Railroad Co.	1,007,247
21,000		RailAmerica Inc.†	312,690

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Transportation (Continued)
3,000	Trailer Bridge Inc.†	$270

		1,511,349

	TOTAL COMMON STOCKS	471,733,999

	PREFERRED STOCKS — 0.1%

	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG Pfd.	490,261

	CONVERTIBLE PREFERRED STOCKS — 0.0%

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Zero Coupon Cv. Pfd., Ser. 2003 † (b)	12,910

	RIGHTS — 0.1%

	Health Care — 0.1%
300,000	Adolor Corp., expire 07/01/19†	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18† (b)	190,000

	TOTAL RIGHTS	346,000

	WARRANTS — 0.0%

	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0

		0

	Metals and Mining — 0.0%
6,667	Duluth Metals Ltd., expire 01/18/13† (b)	0

	TOTAL WARRANTS	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.5%
$93,738,000	U.S. Treasury Bills, 0.000% to 0.070%††, 01/05/12 to 06/07/12	93,731,920

	TOTAL INVESTMENTS — 100.0% (Cost $506,709,841)	$566,315,090

	Aggregate tax cost	$507,866,476

	Gross unrealized appreciation	$104,485,980
	Gross unrealized depreciation	(46,037,366)

	Net unrealized appreciation/depreciation	$58,448,614

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2011, the market value of fair valued securities amounted to $394,903 or 0.07% of total investments.
(c)	At December 31, 2011, the Fund held investments in restricted and illiquid securities amounting to $57,530 or 0.01% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/11 Carrying Value Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$8.3300
2,508	Royalty LLC	09/09/03	—	3.0104

(d)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation
CVR	Contingent Value Right
IDS	Income Deposit Securities

See accompanying notes to schedule of investments.

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.0%

	Aerospace — 3.7%
27,550	AAR Corp.	$528,133
1,450	Curtiss-Wright Corp.	51,228
31,300	Hexcel Corp.†	757,773
4,250	Kaman Corp.	116,110

		1,453,244

	Automotive — 1.8%
1,100	Navistar International Corp.†	41,668
19,500	Penske Automotive Group Inc.	375,375
9,800	Rush Enterprises Inc., Cl. A†	205,016
11,900	Wabash National Corp.†	93,296

		715,355

	Automotive: Parts and Accessories — 0.4%
11,950	Federal-Mogul Corp.†	176,262

	Aviation: Parts and Services — 0.4%
11,650	Ducommun Inc.	148,537

	Building and Construction — 3.5%
24,950	Aegion Corp.†	382,733
22,150	Dycom Industries Inc.†	463,378
28,900	MYR Group Inc.†	553,146

		1,399,257

	Business Services — 5.6%
26,250	ABM Industries Inc.	541,275
18,350	Convergys Corp.†	234,329
20,600	Fortegra Financial Corp.†	137,608
15,650	FTI Consulting Inc.†	663,873
6,500	G & K Services Inc., Cl. A	189,215
6,000	GP Strategies Corp.†	80,880
2,600	Healthcare Services Group Inc.	45,994
35,250	PRGX Global Inc.†	209,738
3,400	Tetra Tech Inc.†	73,406
11,300	Tier Technologies Inc.†	49,268

		2,225,586

	Commercial Services — 1.0%
23,800	Checkpoint Systems Inc.†	260,372
1,900	ICF International Inc.†	47,082
7,050	KAR Auction Services Inc.†	95,175

		402,629

	Communications Equipment — 0.1%
7,400	Symmetricom Inc.†	39,886

	Computer Hardware — 2.4%
5,650	NCR Corp.†	92,999
55,700	QLogic Corp.†	835,500

		928,499

	Computer Software and Services — 6.0%
13,200	Akamai Technologies Inc.†	426,096
6,400	Belden Inc.	212,992
3,700	Bottomline Technologies Inc.†	85,729
14,900	Callidus Software Inc.†	95,658
7,200	Dynamics Research Corp.†	81,648

Shares		Market Value
6,850	Evolving Systems Inc.	$51,306
5,400	Fair Isaac Corp.	193,536
4,500	Mercury Computer Systems Inc.†	59,805
34,900	Netscout Systems Inc.†	614,240
11,300	Parametric Technology Corp.†	206,338
13,800	Progress Software Corp.†	267,030
4,500	Quest Software Inc.†	83,700

		2,378,078

	Consumer Products — 1.2%
15,350	A. T. Cross Co., Cl. A†	173,148
10,700	Hanesbrands Inc.†	233,902
5,550	Knoll Inc.	82,417

		489,467

	Diversified Industrial — 5.5%
2,350	A.M. Castle & Co.†	22,231
19,300	Badger Meter Inc.	567,999
9,950	Barnes Group Inc.	239,894
26,060	Columbus McKinnon Corp.†	330,701
11,200	Furmanite Corp.†	70,672
4,438	Griffon Corp.	40,519
3,300	Itron Inc.†	118,041
5,750	Kaydon Corp.	175,375
9,150	Kennametal Inc.	334,158
5,400	Lawson Products Inc.	83,322
9,300	Sealed Air Corp.	160,053
2,000	Tredegar Corp.	44,440

		2,187,405

	Electronics — 10.9%
7,600	Avnet Inc.†	236,284
13,800	Ballantyne Strong Inc.†	56,442
54,550	Electro Scientific Industries Inc.†	789,884
19,000	General Cable Corp.†	475,190
7,050	International Rectifier Corp.†	136,911
39,750	LeCroy Corp.†	334,298
6,500	Molex Inc.	155,090
28,300	Newport Corp.†	385,163
4,900	Park Electrochemical Corp.	125,538
48,000	Pulse Electronics Corp.	134,400
36,000	Radisys Corp.†	182,160
22,100	TTM Technologies Inc.†	242,216
8,800	Ultralife Corp.†	35,376
9,250	Vishay Intertechnology Inc.†	83,158
19,200	Woodward Inc.	785,856
4,350	Zebra Technologies Corp., Cl. A†	155,643

		4,313,609

	Energy and Utilities — 10.1%
4,000	Approach Resources Inc.†	117,640
33,700	Comstock Resources Inc.†	515,610
2,600	Energy XXI Bermuda Ltd.†	82,888
23,400	EXCO Resources Inc.	244,530
37,900	Goodrich Petroleum Corp.†	520,367
6,850	Gulf Island Fabrication Inc.	200,089
23,250	Key Energy Services Inc.†	359,678
14,050	Matrix Service Co.†	132,632
36,900	Newpark Resources Inc.†	350,550
21,900	Patterson-UTI Energy Inc.	437,562
30,450	PetroQuest Energy Inc.†	200,970
13,950	Pike Electric Corp.†	100,301

See accompanying notes to schedule of investments.

1

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Energy and Utilities (Continued)
45,650	Pioneer Drilling Co.†	$441,892
4,100	Tesco Corp.†	51,824
36,550	Union Drilling Inc.†	228,072

		3,984,605

	Entertainment — 0.2%
5,850	Take-Two Interactive Software Inc.†	79,268

	Equipment and Supplies — 4.3%
1,600	AZZ Inc.	72,704
2,200	CIRCOR International Inc.	77,682
12,700	Crown Holdings Inc.†	426,466
8,750	GrafTech International Ltd.†	119,438
3,700	IDEX Corp.	137,307
13,150	Mine Safety Appliances Co.	435,528
4,300	Moog Inc., Cl. A†	188,899
2,350	The Greenbrier Companies Inc.†	57,058
14,200	USG Corp.†	144,272
3,150	Vicor Corp.	25,074

		1,684,428

	Financial Services — 12.0%
6,550	Anchor Bancorp.†	40,610
1,900	BankUnited Inc.	41,781
17,750	BBCN Bancorp Inc.†	167,737
7,200	Boston Private Financial Holdings Inc.	57,168
26,650	Brown & Brown Inc.	603,089
3,500	Cardinal Financial Corp.	37,590
4,800	Columbia Banking System Inc.	92,496
1,900	Epoch Holding Corp.	42,237
8,250	Fidelity National Financial Inc., Cl. A	131,422
4,600	Financial Institutions Inc.	74,244
28,295	First Niagara Financial Group Inc.	244,186
13,800	Flushing Financial Corp.	174,294
4,600	HF Financial Corp.	49,312
9,084	Hudson Valley Holding Corp.	192,762
13,850	KBW Inc.	210,243
7,200	Knight Capital Group Inc., Cl. A†	85,104
13,400	Meadowbrook Insurance Group Inc.	143,112
5,650	National Penn Bancshares Inc.	47,686
5,650	OceanFirst Financial Corp.	73,846
3,500	Old National Bancorp	40,775
17,650	Oriental Financial Group Inc.	213,742
1,900	Piper Jaffray Companies†	38,380
11,650	Sterling Bancorp	100,656
11,900	Stifel Financial Corp.†	381,395
3,650	SVB Financial Group†	174,069
9,900	Texas Capital Bancshares Inc.†	303,039
4,350	The Navigators Group Inc.†	207,408
16,900	Trustco Bank Corp NY	94,809
5,750	Umpqua Holdings Corp.	71,243
10,327	Valley National Bancorp	127,745
12,600	Washington Federal Inc.	176,274
8,800	Washington Trust Bancorp Inc.	209,968
3,550	Westfield Financial Inc.	26,128
16,700	Xenith Bankshares Inc.†	62,291

		4,736,841

	Food Products — 0.4%
15,100	Viterra Inc.	159,189

Shares		Market Value

	Health Care — 7.2%
10,850	AngioDynamics Inc.†	$160,688
5,800	ArthroCare Corp.†	183,744
2,500	ICU Medical Inc.†	112,500
4,200	Kindred Healthcare Inc.†	49,434
13,050	Omnicare Inc.	449,573
6,450	Omnicell Inc.†	106,554
27,450	Patterson Companies Inc.	810,324
5,025	Rochester Medical Corp.†	41,657
4,700	STERIS Corp.	140,154
3,650	Teleflex Inc.	223,709
4,500	Thoratec Corp.†	151,020
20,200	VCA Antech Inc.†	398,950

		2,828,307

	Health Care Providers and Services — 0.2%
13,900	AMN Healthcare Services Inc.†	61,577

	IT Services — 1.9%
30,200	Heartland Payment Systems Inc.	735,672

	Machinery — 2.0%
3,300	DXP Enterprises Inc.†	106,260
18,050	Flow International Corp.†	63,175
3,700	Lydall Inc.†	35,113
5,900	The Manitowoc Co. Inc.	54,221
17,800	Trinity Industries Inc.	535,068

		793,837

	Metals and Mining — 1.8%
6,950	Carpenter Technology Corp.	357,786
15,700	Globe Specialty Metals Inc.	210,223
9,500	Titanium Metals Corp.	142,310

		710,319

	Publishing — 0.4%
1,900	Meredith Corp.	62,035
11,550	The Dolan Co.†	98,406

		160,441

	Retail — 6.2%
26,550	American Eagle Outfitters Inc.	405,949
25,750	Ethan Allen Interiors Inc.	610,532
11,600	Lumber Liquidators Holdings Inc.†	204,856
28,000	Office Depot Inc.†	60,200
16,450	RadioShack Corp.	159,730
14,700	Stage Stores Inc.	204,183
36,850	The Jones Group Inc.	388,768
37,100	The Pep Boys - Manny, Moe & Jack	408,100

		2,442,318

	Semiconductors — 5.0%
34,700	ATMI Inc.†	695,041
12,200	Brooks Automation Inc.	125,294
12,200	Cascade Microtech Inc.†	41,602
26,300	Cohu Inc.	298,505
59,500	FormFactor Inc.†	301,070
12,400	Intersil Corp., Cl. A	129,456
9,900	ON Semiconductor Corp.†	76,428
6,000	Pericom Semiconductor Corp.†	45,660
20,000	Ultra Clean Holdings†	122,200

See accompanying notes to schedule of investments.

2

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	Semiconductors (Continued)
5,600	Ultratech Inc.†	$137,592

		1,972,848

	Specialty Chemicals — 1.5%
28,269	Ferro Corp.†	138,235
2,500	Olin Corp.	49,125
17,300	PolyOne Corp.	199,815
2,050	Valspar Corp.	79,889
10,200	Zep Inc.	142,596

		609,660

	Telecommunications — 1.3%
5,550	Atlantic Tele-Network Inc.	216,727
30,500	Sierra Wireless Inc.†	213,958
33,400	TeleCommunication Systems Inc., Cl. A†	78,490

		509,175

	TOTAL COMMON STOCKS	38,326,299

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$1,180,000	U.S. Treasury Bills, 0.000% to 0.035%††, 03/15/12 to 06/07/12	1,179,849

	TOTAL INVESTMENTS — 100.0% (Cost $41,423,606)	$39,506,148

	Aggregate tax cost	$42,012,338

	Gross unrealized appreciation	$2,371,568
	Gross unrealized depreciation	(4,877,758)

	Net unrealized appreciation/depreciation	$(2,506,190)

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

3

GAMCO Westwood Income Fund

Schedule of Investments – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.6%

	Agriculture — 0.5%
1,000	Archer-Daniels-Midland Co.	$28,600

	Banking — 3.4%
4,000	Bank of America Corp.	22,240
4,000	U.S. Bancorp	108,200
4,802	Valley National Bancorp	59,401

		189,841

	Computer Hardware — 1.4%
100	Apple Inc.†	40,500
200	International Business Machines Corp.	36,776

		77,276

	Computer Software and Services — 0.4%
1,000	EMC Corp.†	21,540

	Consumer Products — 2.2%
2,200	Tupperware Brands Corp.	123,134

	Diversified Industrial — 3.9%
6,000	General Electric Co.	107,460
2,000	Honeywell International Inc.	108,700

		216,160

	Electronics — 3.5%
8,000	Intel Corp.	194,000

	Energy and Utilities: Integrated — 1.1%
1,334	FirstEnergy Corp.	59,096

	Energy and Utilities: Natural Gas — 4.6%
1,500	Enterprise Products Partners LP	69,570
6,000	Spectra Energy Corp.	184,500

		254,070

	Energy and Utilities: Oil — 7.3%
1,500	Chevron Corp.	159,600
2,500	ConocoPhillips	182,175
1,000	Devon Energy Corp.	62,000

		403,775

	Energy and Utilities: Services — 4.7%
5,000	Halliburton Co.	172,550
1,000	Noble Corp.†	30,220
1,500	Transocean Ltd.	57,585

		260,355

	Energy and Utilities: Water — 3.7%
6,500	American Water Works Co. Inc.	207,090

	Financial Services — 7.5%
800	BlackRock Inc.	142,592
2,700	Citigroup Inc.	71,037
1,000	JPMorgan Chase & Co.	33,250
6,000	Wells Fargo & Co.	165,360

		412,239

Shares		Market Value

	Food and Beverage — 14.5%
7,000	ConAgra Foods Inc.	$184,800
6,522	General Mills Inc.	263,554
6,000	Kraft Foods Inc., Cl. A	224,160
2,000	PepsiCo Inc.	132,700

		805,214

	Health Care — 15.1%
2,000	Abbott Laboratories	112,460
2,000	AstraZeneca plc, ADR	92,580
3,783	Bristol-Myers Squibb Co.	133,313
1,500	Johnson & Johnson	98,370
2,520	Mead Johnson Nutrition Co.	173,200
2,000	Merck & Co. Inc.	75,400
6,940	Pfizer Inc.	150,181

		835,504

	Metals and Mining — 1.1%
1,000	Newmont Mining Corp.	60,010

	Paper and Forest Products — 2.8%
5,200	International Paper Co.	153,920

	Real Estate Investment Trusts — 1.7%
5,000	Starwood Property Trust Inc.	92,550

	Retail — 1.5%
2,000	The Home Depot Inc.	84,080

	Specialty Chemicals — 4.8%
1,000	Air Products & Chemicals Inc.	85,190
4,000	E. I. du Pont de Nemours and Co.	183,120

		268,310

	Telecommunications — 4.4%
4,000	AT&T Inc.	120,960
3,000	Verizon Communications Inc.	120,360

		241,320

	Wireless Communications — 2.5%
5,000	Vodafone Group plc, ADR	140,150

	TOTAL COMMON STOCKS	5,128,234

	PREFERRED STOCKS — 5.5%

	Financial Services — 5.5%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	306,000

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.9%
$105,000	U.S. Treasury Bill, 0.015%††, 04/19/12	104,995

	TOTAL INVESTMENTS — 100.0% (Cost $5,206,838)	$5,539,229

	Aggregate tax cost	$5,206,994

See accompanying notes to schedule of investments.

1

GAMCO Westwood Income Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Market Value
Gross unrealized appreciation	$609,313
Gross unrealized depreciation	(277,078)

Net unrealized appreciation/depreciation	$332,235

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

GAMCO Westwood Equity Fund

Schedule of Investments – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%

	Aerospace — 3.1%
14,900	General Dynamics Corp.	$989,509
24,200	The Boeing Co.	1,775,070

		2,764,579

	Automotive — 1.9%
82,600	General Motors Co.†	1,674,302

	Banking — 8.4%
303,700	Bank of America Corp.	1,688,572
56,900	CIT Group Inc.†	1,984,103
60,184	JPMorgan Chase & Co.	2,001,118
65,600	Wells Fargo & Co.	1,807,936

		7,481,729

	Cable and Satellite — 2.1%
78,900	Comcast Corp., Cl. A	1,870,719

	Computer Hardware — 2.0%
120,500	Dell Inc.†	1,762,915

	Computer Software and Services — 5.1%
107,300	Microsoft Corp.	2,785,508
70,100	Oracle Corp.	1,798,065

		4,583,573

	Consumer Products — 2.0%
22,780	Philip Morris International Inc.	1,787,774

	Diversified Industrial — 2.1%
34,700	Honeywell International Inc.	1,885,945

	Electronics — 3.1%
76,200	Intel Corp.	1,847,850
29,000	TE Connectivity Ltd.	893,490

		2,741,340

	Energy: Integrated — 2.1%
45,400	American Electric Power Co. Inc.	1,875,474

	Energy: Natural Gas — 6.2%
20,006	Apache Corp.	1,812,144
31,800	EQT Corp.	1,742,322
35,100	Sempra Energy	1,930,500

		5,484,966

	Energy: Oil — 10.4%
24,200	Anadarko Petroleum Corp.	1,847,186
17,800	Chevron Corp.	1,893,920
22,300	Exxon Mobil Corp.	1,890,148
61,300	Marathon Oil Corp.	1,794,251
19,110	Occidental Petroleum Corp.	1,790,607

		9,216,112

	Entertainment — 4.3%
49,100	The Walt Disney Co.	1,841,250
54,400	Time Warner Inc.	1,966,016

		3,807,266

Shares		Market Value

	Financial Services — 10.4%
25,400	ACE Ltd.	$1,781,048
41,200	Aflac Inc.	1,782,312
36,100	Ameriprise Financial Inc.	1,792,004
10,200	Franklin Resources Inc.	979,812
63,200	MetLife Inc.	1,970,576
16,400	The Travelers Companies Inc.	970,388

		9,276,140

	Food and Beverage — 2.2%
29,700	PepsiCo Inc.	1,970,595

	Health Care — 17.4%
33,600	Abbott Laboratories	1,889,328
61,200	Covidien plc	2,754,612
42,600	Johnson & Johnson	2,793,708
47,700	Merck & Co. Inc.	1,798,290
122,000	Pfizer Inc.	2,640,080
50,100	St. Jude Medical Inc.	1,718,430
48,000	Teva Pharmaceutical Industries Ltd., ADR	1,937,280

		15,531,728

	Machinery — 2.8%
12,100	Deere & Co.	935,935
59,100	Xylem Inc.	1,518,279

		2,454,214

	Retail — 6.2%
44,100	CVS Caremark Corp.	1,798,398
32,300	Wal-Mart Stores Inc.	1,930,248
53,400	Walgreen Co.	1,765,404

		5,494,050

	Specialty Chemicals — 2.2%
68,900	The Dow Chemical Co.	1,981,564

	Telecommunications — 3.1%
89,900	AT&T Inc.	2,718,576

	Transportation — 2.0%
17,000	Union Pacific Corp.	1,800,980

	TOTAL COMMON STOCKS	88,164,541

	SHORT-TERM INVESTMENTS — 0.9%

	Mutual Funds — 0.9%
827,854	Dreyfus Treasury & Agency Cash Management Fund, 0.050% *	827,854

	TOTAL INVESTMENTS — 100.0% (Cost $83,525,705)	$88,992,395

	Aggregate tax cost	$84,274,693

	Gross unrealized appreciation	$11,289,463
	Gross unrealized depreciation	(6,571,761)

	Net unrealized appreciation/depreciation	$4,717,702

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund

Schedule of Investments – December 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 58.5%

	Aerospace — 1.9%
8,800	General Dynamics Corp.	$584,408
17,400	The Boeing Co.	1,276,290

		1,860,698

	Automotive — 1.1%
54,800	General Motors Co.†	1,110,796

	Banking — 5.1%
209,600	Bank of America Corp.	1,165,376
37,400	CIT Group Inc.†	1,304,138
39,496	JPMorgan Chase & Co.	1,313,242
44,000	Wells Fargo & Co.	1,212,640

		4,995,396

	Cable and Satellite — 1.3%
51,400	Comcast Corp., Cl. A	1,218,694

	Computer Hardware — 1.1%
72,500	Dell Inc.†	1,060,675

	Computer Software and Services — 3.0%
69,100	Microsoft Corp.	1,793,836
45,800	Oracle Corp.	1,174,770

		2,968,606

	Consumer Products — 1.3%
16,220	Philip Morris International Inc.	1,272,946

	Diversified Industrial — 1.3%
23,700	Honeywell International Inc.	1,288,095

	Electronics — 1.7%
46,600	Intel Corp.	1,130,050
18,800	TE Connectivity Ltd.	579,228

		1,709,278

	Energy: Integrated — 1.2%
29,300	American Electric Power Co. Inc.	1,210,383

	Energy: Natural Gas — 3.5%
12,255	Apache Corp.	1,110,058
21,000	EQT Corp.	1,150,590
20,900	Sempra Energy	1,149,500

		3,410,148

	Energy: Oil — 6.1%
14,500	Anadarko Petroleum Corp.	1,106,785
11,600	Chevron Corp.	1,234,240
15,400	Exxon Mobil Corp.	1,305,304
39,700	Marathon Oil Corp.	1,162,019
12,500	Occidental Petroleum Corp.	1,171,250

		5,979,598

	Entertainment — 2.6%
33,300	The Walt Disney Co.	1,248,750
36,300	Time Warner Inc.	1,311,882

		2,560,632

Shares		Market Value

	Financial Services — 6.3%
17,400	ACE Ltd.	$1,220,088
28,000	Aflac Inc.	1,211,280
25,800	Ameriprise Financial Inc.	1,280,712
6,600	Franklin Resources Inc.	633,996
38,400	MetLife Inc.	1,197,312
10,800	The Travelers Companies Inc.	639,036

		6,182,424

	Food and Beverage — 1.2%
17,600	PepsiCo Inc.	1,167,760

	Health Care — 10.2%
21,800	Abbott Laboratories	1,225,814
39,900	Covidien plc	1,795,899
25,900	Johnson & Johnson	1,698,522
31,600	Merck & Co. Inc.	1,191,320
80,500	Pfizer Inc.	1,742,020
32,700	St. Jude Medical Inc.	1,121,610
29,200	Teva Pharmaceutical Industries Ltd., ADR	1,178,512

		9,953,697

	Machinery — 1.5%
7,000	Deere & Co.	541,450
35,890	Xylem Inc.	922,014

		1,463,464

	Retail — 3.8%
30,800	CVS Caremark Corp.	1,256,024
21,300	Wal-Mart Stores Inc.	1,272,888
34,600	Walgreen Co.	1,143,876

		3,672,788

	Specialty Chemicals — 1.3%
45,600	The Dow Chemical Co.	1,311,456

	Telecommunications — 1.8%
59,300	AT&T Inc.	1,793,232

	Transportation — 1.2%
11,000	Union Pacific Corp.	1,165,340

	TOTAL COMMON STOCKS	57,356,106

Principal Amount
	CORPORATE BONDS — 17.2%

	Banking — 4.1%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,244,874
750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	777,561
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,157,294
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	850,739

		4,030,468

See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)

	Computer Software and Services — 0.8%
$750,000	Oracle Corp., 4.950%, 04/15/13	$792,285

	Diversified Industrial — 1.3%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,250,844

	Electronics — 0.8%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	783,097

	Energy: Integrated — 0.5%
500,000	The Southern Co., 4.150%, 05/15/14	534,427

	Energy: Natural Gas — 1.1%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,058,344

	Energy: Oil — 2.4%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,134,726
500,000	Marathon Oil Corp., 5.900%, 03/15/18	586,109
500,000	XTO Energy Inc., 6.500%, 12/15/18	645,948

		2,366,783

	Financial Services — 1.1%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	1,060,589

	Food and Beverage — 1.0%
950,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	982,992

	Metals and Mining — 0.8%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	824,846

	Real Estate Investment Trusts — 0.7%
700,000	Vornado Realty LP, 4.250%, 04/01/15	724,989

	Telecommunications — 0.6%
500,000	AT&T Inc., 6.700%, 11/15/13	551,449

	Transportation — 1.2%
1,000,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	1,155,400

	Wireless Communications — 0.8%
750,000	Vodafone Group plc, 4.150%, 06/10/14	795,698

	TOTAL CORPORATE BONDS	16,912,211

Shares		Market Value

	SHORT-TERM INVESTMENTS — 5.6%

	Mutual Funds — 5.6%
5,517,444	Dreyfus Treasury & Agency Cash Management Fund, 0.050% *	$5,517,444

Principal Amount
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%

	Federal Home Loan Mortgage Corp. — 4.6%
$1,500,000	2.125%, 03/23/12	1,506,796
1,250,000	5.125%, 07/15/12	1,283,891
1,500,000	3.750%, 03/27/19	1,715,045

		4,505,732

	Federal National Mortgage Association — 4.0%
1,250,000	4.375%, 09/15/12	1,286,660
1,500,000	5.000%, 04/15/15	1,707,068
775,000	5.375%, 06/12/17	937,506

		3,931,234

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	8,436,966

	U.S. GOVERNMENT OBLIGATIONS — 10.1%

	U.S. Treasury Bills — 2.1%
2,100,000	U.S. Treasury Bills, 0.097% to 0.135%††, 04/05/12 to 10/18/12	2,099,227

	U.S. Treasury Inflation Indexed Notes — 4.0%
1,200,000	2.500%, 07/15/16	1,556,830
900,000	2.125%, 01/15/19	1,129,148
1,000,000	1.375%, 01/15/20	1,193,112

		3,879,090

	U.S. Treasury Notes — 4.0%
1,000,000	0.625%, 07/31/12	1,003,242
750,000	0.750%, 08/15/13	756,358
1,000,000	0.250%, 12/15/14	996,875
1,000,000	3.625%, 08/15/19	1,158,360

		3,914,835

	TOTAL U.S. GOVERNMENT OBLIGATIONS	9,893,152

	TOTAL INVESTMENTS — 100.0% (Cost $91,247,572)	$98,115,879

	Aggregate tax cost	$92,345,929

	Gross unrealized appreciation	$10,065,872
	Gross unrealized depreciation	(4,295,922)

	Net unrealized appreciation/depreciation	$5,769,950

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments – December 31, 2011 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 36.1%

	Aerospace — 1.1%
$200,000	The Boeing Co., 6.000%, 03/15/19	$242,929

	Banking — 4.7%
300,000	Bank of America Corp., 5.375%, 06/15/14	298,770
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	233,268
250,000	Citigroup Inc., 5.500%, 10/15/14	257,177
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	226,864

		1,016,079

	Computer Hardware — 1.7%
375,000	Hewlett-Packard Co., 1.550%, 05/30/14	368,997

	Computer Software and Services — 1.9%
250,000	Microsoft Corp., 1.625%, 09/25/15	257,433
150,000	Oracle Corp., 4.950%, 04/15/13	158,457

		415,890

	Consumer Products — 0.8%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	168,843

	Diversified Industrial — 1.2%
250,000	General Electric Co., 5.000%, 02/01/13	260,593

	Electronics — 2.3%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	214,781
275,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	287,135

		501,916

	Energy and Utilities: Electric Integrated — 2.3%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	332,337
150,000	The Southern Co., 4.150%, 05/15/14	160,328

		492,665

	Energy and Utilities: Natural Gas — 1.0%
200,000	Apache Corp., 5.250%, 04/15/13	211,669

	Energy and Utilities: Oil — 3.9%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	226,945
125,000	Marathon Oil Corp., 5.900%, 03/15/18	146,527
200,000	Total Capital SA, 3.000%, 06/24/15	211,555

Principal Amount		Market Value
$200,000	XTO Energy Inc., 6.500%, 12/15/18	$258,379

		843,406

	Financial Services — 5.2%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	195,372
300,000	Berkshire Hathaway Finance Corp., 5.125%, 09/15/12	309,701
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	344,519
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	265,101

		1,114,693

	Food and Beverage — 3.5%
250,000	Anheuser-Busch Companies LLC, 4.375%, 01/15/13	258,682
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	202,818
250,000	Kraft Foods Inc., 5.375%, 02/10/20	288,945

		750,445

	Metals and Mining — 1.0%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	219,959

	Real Estate Investment Trusts — 1.2%
250,000	Vornado Realty LP, 4.250%, 04/01/15	258,925

	Semiconductors — 1.7%
350,000	Intel Corp., 3.300%, 10/01/21	369,470

	Telecommunications — 0.9%
175,000	AT&T Inc., 6.700%, 11/15/13	193,007

	Transportation — 1.7%
200,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	231,080
125,000	CSX Corp., 6.250%, 04/01/15	142,933

		374,013

	TOTAL CORPORATE BONDS	7,803,499

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.7%

	Federal Home Loan Bank — 1.4%
250,000	5.375%, 05/18/16	296,793

	Federal Home Loan Mortgage Corp. — 7.8%
400,000	2.125%, 03/23/12	401,812
250,000	5.125%, 07/15/12	256,778
225,000	5.000%, 07/15/14	250,034
325,000	5.250%, 04/18/16	383,233
350,000	3.750%, 03/27/19	400,177

		1,692,034

See accompanying notes to schedule of investments.

1

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments (Continued) – December 31, 2011 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

	Federal National Mortgage Association — 17.0%
$250,000	4.375%, 09/15/12	$257,332
375,000	4.375%, 03/15/13	393,492
800,000	0.750%, 12/18/13	803,444
350,000	2.750%, 02/05/14	366,106
500,000	2.625%, 11/20/14	529,381
300,000	5.000%, 04/15/15	341,413
500,000	2.375%, 07/28/15	527,989
275,000	5.375%, 06/12/17	332,663
51,114	Pool #745122, 5.500%, 09/01/20	55,663
54,860	Pool #255554, 5.500%, 01/01/35	59,945

		3,667,428

	Government National Mortgage Association — 1.5%
29,392	Pool #562288, 6.000%, 12/15/33	33,455
58,308	Pool #604946, 5.500%, 01/15/34	65,797
47,869	Pool #604970, 5.500%, 01/15/34	54,017
75,143	Pool #003747, 5.000%, 08/20/35	83,543
83,548	Pool #550728, 5.500%, 11/15/35	94,148

		330,960

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,987,215

	U.S. GOVERNMENT OBLIGATIONS — 28.3%

	U.S. Treasury Bills — 5.1%
1,100,000	U.S. Treasury Bills, 0.097% to 0.135%†, 04/05/12 to 10/18/12	1,099,457

	U.S. Treasury Inflation Indexed Notes — 8.8%
275,000	2.500%, 07/15/16	356,774
300,000	1.375%, 07/15/18	356,973
275,000	2.125%, 01/15/19	345,018
300,000	1.375%, 01/15/20	357,934
350,000	2.500%, 01/15/29	493,238

		1,909,937

	U.S. Treasury Notes — 11.7%
800,000	0.625%, 07/31/12	802,594
200,000	1.375%, 01/15/13	202,516
800,000	0.750%, 08/15/13	806,782
275,000	3.500%, 02/15/18	313,565
350,000	3.375%, 11/15/19	399,027

		2,524,484

	U.S. Treasury Bonds — 2.7%
250,000	7.125%, 02/15/23	378,125
150,000	5.375%, 02/15/31	213,820

		591,945

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,125,823

Shares		Market Value

	SHORT-TERM INVESTMENTS — 7.9%

	Mutual Funds — 7.9%
1,696,892	Dreyfus Treasury & Agency Cash Management Fund, 0.050% *	$1,696,892

	TOTAL INVESTMENTS — 100.0% (Cost $20,316,584)	$21,613,429

	Aggregate tax cost	$20,316,584

	Gross unrealized appreciation	$1,378,263
	Gross unrealized depreciation	(81,418)

	Net unrealized appreciation/depreciation	$1,296,845

†	Represents annualized yield at date of purchase.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to schedule of investments.

2

GAMCO Westwood Funds (the “Trust”)

Notes to Schedules of Investments (Unaudited)

The Trust’s schedule of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/11
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$14,349,569	—	$0	$14,349,569
Business Services	26,696,990	—	3	26,696,993
Cable	168,300	—	0	168,300
Consumer Products	20,918,155	$3,518	—	20,921,673
Diversified Industrial	45,187,906	125,013	—	45,312,919
Educational Services	4,845,051	—	0	4,845,051
Energy and Utilities: Integrated	2,082,018	69,877	—	2,151,895
Entertainment	1,843,275	—	119,092	1,962,367
Equipment and Supplies	26,466,677	—	3,088	26,469,765
Financial Services	37,933,431	382,000	—	38,315,431
Health Care	49,729,300	—	12,280	49,741,580
Real Estate	6,174,220	49,980	7,550	6,231,750
Telecommunications	5,358,732	6,880	20,300	5,385,912
Other Industries (a)	229,180,794	—	—	229,180,794

Total Common Stocks	470,934,418	637,268	162,313	471,733,999

Preferred Stocks (a)	490,261	—	—	490,261
Convertible Preferred Stocks (a)	—	12,910	—	12,910
Rights (a)	—	—	346,000	346,000
Warrants (a)	—	—	0	0
U.S. Government Obligations	—	93,731,920	—	93,731,920

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$471,424,679	$94,382,098	$508,313	$566,315,090

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$38,326,299	—	—	$38,326,299
U.S. Government Obligations	—	$1,179,849	—	1,179,849

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$38,326,299	$1,179,849	—	$39,506,148

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$5,128,234	—	—	$5,128,234
Preferred Stocks (a)	306,000	—	—	306,000
U.S. Government Obligations	—	$104,995	—	104,995

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$5,434,234	$104,995	—	$5,539,229

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$88,164,541	—	—	$88,164,541
Short-Term Investments (a)	827,854	—	—	827,854

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$88,992,395	—	—	$88,992,395

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$57,356,106	—	—	$57,356,106
Corporate Bonds (a)	—	$16,912,211	—	16,912,211
Short-Term Investments (a)	5,517,444	—	—	5,517,444
U.S. Government Agency Obligations	—	8,436,966	—	8,436,966
U.S. Government Obligations	—	9,893,152	—	9,893,152

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$62,873,550	$35,242,329	—	$98,115,879

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (a)	—	$7,803,499	—	$7,803,499
U.S. Government Agency Obligations	—	5,987,215	—	5,987,215
U.S. Government Obligations	—	6,125,823	—	6,125,823
Short-Term Investments (a)	$1,696,892	—	—	1,696,892

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,696,892	$19,916,537	—	$21,613,429

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2011. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2011 or September 30, 2011 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

MIGHTY MITESSM FUND	Balance as of 9/30/11	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/11	Net change in unrealized appreciation/depreciation during the period on Level 3 investments still held at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Business Services	3	—	—	—	—	—	—	—	3	—
Cable	0	—	—	—	—	—	—	—	0	—
Educational Services	0	—	—	—	—	—	—	—	0	—
Entertainment	104,864	—	—	14,166	—	—	62	—	119,092	14,166
Equipment and Supplies	3,088	—	—	—	—	—	—	—	3,088	—
Health Care	12,280	—	—	—	—	—	—	—	12,280	—
Real Estate	7,550	—	—	—	—	—	—	—	7,550	—
Telecommunications	—	—	—	2,100	—	—	18,200	—	20,300	2,100

Total Common Stocks	127,785	—	—	16,266	—	—	18,262	—	162,313	16,266

Rights:
Health Care	190,000	—	—	156,000	0	—	—	—	346,000	156,000

Warrants:
Broadcasting	0	—	—	—	—	—	0	—	0	—
Metals and Mining	0	—	—	—	—	—	0	—	0	—

Total Warrants	0	—	—	—	—	—	0	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$317,785	$—	$—	$172,266	$0	$—	$18,262	$—	$508,313	$172,266

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Mighty MitesSM Fund held as of December 31, 2011, refer to its Schedule of Investments.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of

2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Expiring in Fiscal Year	Mighty MitesSM Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2012	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	210	—	—	—	—
2017	—	585,663	1,094,920	—	—	—
2018	—	—	1,503,326	21,626,325	6,176,716	—
2019	—	—	62,767	—	—	—

Under the current tax law, capital losses related to securities realized after October 31 and prior to a fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2011, Mighty Mites Fund and SmallCap Equity Fund deferred currency losses of $542 and $801, respectively.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The GAMCO Westwood Funds

By (Signature and Title)*     /s/ Bruce N. Alpert

                                                   Bruce N. Alpert, Principal Executive Officer

Date 2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Bruce N. Alpert

                                                   Bruce N. Alpert, Principal Executive Officer

Date 2/28/12

By (Signature and Title)*     /s/ Agnes Mullady

                                                   Agnes Mullady, Principal Financial Officer and Treasurer

Date 2/28/12

*	Print the name and title of each signing officer under his or her signature.